ASSETS HELD FOR SALE - Schedule of divestments (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Apr. 14, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 4,071	$ 4,071	$ 5,630	$ 5,600	$ 4,867
Inventories		16,286	16,286		12,328
Total current assets		29,400	29,400		27,973
Non-current assets:
Property, plant and equipment		30,229	30,229		30,622
Other assets		2,032	2,032		1,482
Total non-current assets		56,024	56,024		54,079
Total assets		85,424	85,424		82,052
Current liabilities:
Total current liabilities		22,916	22,916		22,667
Non-current liabilities:
Long-term debt		6,589	6,589		9,815
Other long-term liabilities		1,156	1,156		1,148
Total non-current liabilities		16,183	16,183		19,148
Total liabilities		39,099	39,099		41,815
ArcelorMittal 62% interest		$ 9,090	9,090		$ 6,817
Derecognition of net assets			(1,377)	0
Net gain on derecognition			$ 104	$ 0
Acciaierie d'Italia Holding
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint venture		62.00%
Acciaierie d'Italia Holding | Disposal group, disposed of by sale, not discontinued operations
Current assets:
Cash and cash equivalents	$ 4
Trade accounts receivable, prepaid expenses and other current assets	1,232
Inventories	1,214
Total current assets	2,450
Non-current assets:
Property, plant and equipment	1,875
Other assets	314
Total non-current assets	2,189
Total assets	4,639
Current liabilities:
Trade accounts payables, accrued expenses and other liabilities	2,204
Total current liabilities	2,204
Non-current liabilities:
Long-term debt	19
Other long-term liabilities	1,650
Total non-current liabilities	1,669
Total liabilities	3,873
Fair value of the joint venture	1,943
ArcelorMittal 62% interest	1,205
Derecognition of net assets	(766)
Goodwill allocation	(52)
Reclassification of foreign exchange loss and other	(283)
Net gain on derecognition	$ 104